EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
NOTE 19 – EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2012	2011
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, basic	867,087	864,986

Basic earnings per share	$2.19	$0.64

Diluted earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, before dilution	867,087	864,986
Dilutive potential shares	5,119	4,550
Weighted average shares outstanding, assuming dilution	872,206	869,536

Diluted earnings per share	$2.18	$0.63